Share Capital (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Share capital, beginning	$ 326,832	$ 291,215	[1]
Exercise of RSUs
Share capital, ending	$ 328,620	$ 326,832
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares	111,267,279	110,059,471
Share capital, beginning	$ 326,832	$ 291,215
Exercise of RSUs	135,700	1,207,808
Exercise of RSUs	$ 1,788	$ 35,617
Ending balance, shares	111,402,979	111,267,279
Share capital, ending	$ 328,620	$ 326,832

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 2.4 “Presentation currency of the financial statements” for further details.